Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 17, 2024
C000252534 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,631	$ 10,752	$ 9,494	$ 9,651	$ 10,504	$ 10,000
Solactive GBS Global Markets All Cap USD Index ($11,188) [Member]
Account Value [Line Items]
Accumulated Value	13,928	11,188	10,005	10,166	10,285	10,000
S&P 500 Index ($11,126) [Member]
Account Value [Line Items]
Accumulated Value	$ 13,610	$ 11,126	$ 10,029	$ 10,476	$ 10,230	$ 10,000